SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES

Deutsche CROCI® Equity Dividend Fund

Deutsche Mid Cap Value Fund

Deutsche Small Cap Value Fund

Class T shares are not available for purchase.

Please Retain This Supplement for Future Reference

March 22, 2017
PROSTKR-796